Financial instruments - Maturity of Non-Derivative Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 575,064
Contractual cash flows	757,710
Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Carrying value	426,233
Contractual cash flows	593,991
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	120,704
Contractual cash flows	120,704
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	8,524
Contractual cash flows	23,436
Leases
Disclosure of detailed information about financial instruments [line items]
Carrying value	19,603
Contractual cash flows	19,579
Up to 12 months
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	169,376
Up to 12 months | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	37,743
Up to 12 months | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	120,704
Up to 12 months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Up to 12 months | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	10,929
1 - 2 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	50,155
1 - 2 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	34,468
1 - 2 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
1 - 2 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	10,166
1 - 2 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	5,521
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	98,440
3 - 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	82,781
3 - 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
3 - 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	12,640
3 - 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,019
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	439,739
More than 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	438,999
More than 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	630
More than 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 110